Label	Element	Value
BNY Mellon Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	December 9, 2020 BNY MELLON FUNDS TRUST BNY Mellon Asset Allocation Fund Supplement to Current Prospectus
Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Asset Allocation Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following information supplements the information contained in the sections of the fund's prospectus entitled "Fund Summary – BNY Mellon Asset Allocation Fund – Principal Investment Strategy" and "Fund Details – BNY Mellon Asset Allocation Fund":

The Trust's board has approved the addition of an unaffiliated underlying fund as an investment option within the Investment Grade Bonds asset class of BNY Mellon Asset Allocation Fund.